STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		68 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (70,679)	$ (238,797)	$ (955,199)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities
Compensation Expense of Stock Options	(4,442)	(25,604)	163,886
Write-down of Mineral Property Acquisition Cost	0	0	80,000
Change in Operating Assets and Liabilities
(Increase) Decrease in Prepaid Expenses	(1,843)	(1,406)	(2,943)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	1,930	7,513	21,705
Net Cash Used in Operating Activities	(75,034)	(258,294)	(692,551)
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral Property Acquisition Costs	0	0	(80,000)
Reclamation Deposit	0	(16,000)	(16,000)
Net Cash Used in Investing Activities	0	(16,000)	(96,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Sale of Common Stock	0	300,000	933,500
Net Proceeds from Loan Payable	0	0	17,330
Net Cash Provided by Financing Activities	0	300,000	950,830
Net (Decrease) Increase in Cash and Cash Equivalents	(75,034)	25,706	162,279
Cash and Cash Equivalents at Beginning of Period	237,313	270,803	0
Cash and Cash Equivalents at End of Period	162,279	296,509	162,279
Cash paid during the year for:
Interest	0	0	545
Income taxes	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Settlement of Note Payable by a Contribution from a Shareholder	0	0	17,330
Settlement of Accounts Payable by a Contribution from a Shareholder	0	0	18,705
Reversal of stock-based compensation expense	$ (4,442)	$ (25,604)	$ 0